MARKET RISK (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Effect on the consolidated statements of comprehensive income - profit (loss)	$ (0.9)	$ 0.5	$ 0.0
USD
Disclosure of detailed information about financial instruments [line items]
Effect on the consolidated statements of comprehensive income - profit (loss)	0.3	0.3
EUR
Disclosure of detailed information about financial instruments [line items]
Effect on the consolidated statements of comprehensive income - profit (loss)	0.0	0.0
CAD
Disclosure of detailed information about financial instruments [line items]
Effect on the consolidated statements of comprehensive income - profit (loss)	$ 0.0	$ (0.2)